Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly

Innovator Emerging Markets 10 Buffer ETF™ – Quarterly

Innovator Equity Dual Directional 5 Buffer ETF™ – Quarterly

Innovator Growth-100 Dual Directional 5 Buffer ETF™ – Quarterly

Innovator Growth Accelerated ETF® – Quarterly

Innovator International Developed 10 Buffer ETF™ – Quarterly

Innovator Nasdaq-100® 10 Buffer ETF™ – Quarterly

Innovator U.S. Equity 5 to 15 Buffer ETF™ – Quarterly

Innovator U.S. Equity 10 Buffer ETF™ – Quarterly

Innovator U.S. Equity Accelerated ETF® – Quarterly

Innovator U.S. Small Cap 10 Buffer ETF™ – Quarterly

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated January 2, 2026 or February 27, 2026, As Supplemented to Date

July 1, 2026

As described in detail in each Fund’s prospectus, an investment in shares of each Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the Outcome Period of approximately three months. The prior Outcome Period ended on June 30, 2026. Each Fund has commenced a new Outcome Period that began on July 1, 2026 and will end on September 30, 2026. An investment in each Fund over the course of the Outcome Period will be subject to such Fund’s Cap as set forth in the table below.

Fund Name	Ticker	Cap	Investment Objective
Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly	TFJL	Gross: 50.00% Net: 49.80%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 50.00% (prior to taking into account management fees and other fees) while providing a maximum loss of 5% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from July 1, 2026 through September 30, 2026.
Innovator Emerging Markets 10 Buffer ETF™ – Quarterly	EBUF	Gross: 8.84% Net: 8.61%*	The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the return of the Underlying ETF, up to the upside cap of 8.84% (prior to taking into account management fees and other fees) while seeking to provide a buffer against the first 10% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from July 1, 2026 through September 30, 2026.

Fund Name	Ticker	Cap	Investment Objective
Innovator Equity Dual Directional 5 Buffer ETF™ – Quarterly	DDSQ	Gross: 3.58% Net: 3.38%*	The Fund seeks to provide investors with (1) capital appreciation by (i) participating in the positive price returns of the Underlying ETF, up to the upside cap of 3.58% (prior to taking into account management fees and other fees) over the course of the Outcome Period and (ii) if the Underlying ETF experiences negative returns over the course of the Outcome Period within the Inverse Performance Threshold, provide positive returns that match the absolute value of the Underlying ETF losses for the Outcome Period; and (2) buffered returns against Underlying ETF losses that are 5% less than the Underlying ETF’s losses over the course of the Outcome Period (prior to taking into account management fees and other fees), if Underlying ETF losses exceed the Inverse Performance Threshold.
Innovator Growth-100 Dual Directional 5 Buffer ETF™ – Quarterly	DDNQ	Gross: 7.46% Net: 7.26%*	The Fund seeks to provide investors with (1) capital appreciation by (i) participating in the positive price returns of the Underlying ETF, up to the upside cap of 7.46% (prior to taking into account management fees and other fees) over the course of the Outcome Period and (ii) if the Underlying ETF experiences negative returns over the course of the Outcome Period within the Inverse Performance Threshold, provide positive returns that match the absolute value of the Underlying ETF losses for the Outcome Period; and (2) buffered returns against Underlying ETF losses that are 5% less than the Underlying ETF’s losses over the course of the Outcome Period (prior to taking into account management fees and other fees), if Underlying ETF losses exceed the Inverse Performance Threshold.
Innovator Growth Accelerated ETF® – Quarterly	XDQQ	Gross: 11.46% Net: 11.26%*	The Fund seeks to provide investors with returns that are twice those of the Underlying ETF, up to the upside cap of 11.46% (prior to taking into account management fees and other fees) while approximately matching Underlying ETF losses, over the period from July 1, 2026 through September 30, 2026.
Innovator International Developed 10 Buffer ETF™ – Quarterly	IBUF	Gross: 3.60% Net: 3.38%*	The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the return of the Underlying ETF, up to the upside cap of 3.60% (prior to taking into account management fees and other fees) while seeking to provide a buffer against the first 10% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from July 1, 2026 through September 30, 2026.
Innovator Nasdaq-100® 10 Buffer ETF™ – Quarterly	QBUF	Gross: 5.97% Net: 5.77%*	The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the return of the Underlying ETF, up to the upside cap of 5.97% (prior to taking into account management fees and other fees) while seeking to provide a buffer against the first 10% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from July 1, 2026 through September 30, 2026.
Innovator U.S. Equity 5 to 15 Buffer ETF™ – Quarterly	EALT	Gross: 6.63% Net: 6.45%*	The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the return of the Underlying ETF, up to the upside cap of 6.63% (prior to taking into account management fees and other Fund operating expenses) while seeking to provide a buffer against Underlying ETF losses of between 5% and 15% (prior to taking into account management fees and other Fund operating expenses), over the period from July 1, 2026 through September 30, 2026.

Fund Name	Ticker	Cap	Investment Objective
Innovator U.S. Equity 10 Buffer ETF™ – Quarterly	ZALT	Gross: 3.58% Net: 3.40%*	The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the return of the Underlying ETF, up to the upside cap of 3.58% (prior to taking into account management fees and other Fund operating expenses) while seeking to provide a buffer against the first 10% (prior to taking into account management fees and other Fund operating expenses) of Underlying ETF losses, over the period from July 1, 2026 through September 30, 2026.
Innovator U.S. Equity Accelerated ETF® – Quarterly	XDSQ	Gross: 7.00% Net: 6.80%*	The Fund seeks to provide investors with returns that are twice those of the Underlying ETF, up to the upside cap of 7.00% (prior to taking into account management fees and other fees) while approximately matching Underlying ETF losses, over the period from July 1, 2026 through September 30, 2026.
Innovator U.S. Small Cap 10 Buffer ETF™ – Quarterly	RBUF	Gross: 4.91% Net: 4.71%*	The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the return of the Underlying ETF, up to the upside cap of 4.91% (prior to taking into account management fees and other fees) while seeking to provide a buffer against the first 10% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from July 1, 2026 through September 30, 2026.

* Takes into account the Fund’s unitary management fee for the Outcome Period.

In connection with the onset of the new Outcome Period, each Fund’s prospectus is amended as set forth below:

1.	Each Fund’s investment objective is deleted in its entirety and replaced with the investment objective set forth in the table above.

2.	All references to the dates associated with the prior Outcome Period are deleted in their entirety and replaced with references to the new Outcome Period: July 1, 2026 through September 30, 2026.

3.	All references to the Cap for the prior Outcome Period are deleted in their entirety and replaced with the corresponding Cap set forth in the table above.

Please Keep This Supplement With Your Prospectus For Future Reference

INVETFQTRSTESTK 07-26